Resource Real Estate Diversified Income Fund
712 Fifth Avenue, 12th Floor
New York, NY 10019

September 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund (the “Fund”)
File Nos.: 333-183982, 811-22749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus for each of the Fund’s Class A, Class C, Class D, Class L, Class T, Class U, and Class W shares and the Fund’s Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Fund do not differ from that contained in the Registrant's Amendment No. 16 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, dated August 30, 2017, and (ii) that Amendment No. 16 has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Joshua Hinderliter 614-469-3345 at Thompson Hine LLP.

Sincerely,

/s/ Darshan Patel
Darshan Patel
Secretary, Resource Real Estate Diversified Income Fund